Note 5 - Consolidating Financial Information (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 5 - Consolidating Financial Information (Details) [Line Items]
Deferred Rent Receivables, Net	$ 48,365	$ 215,709	$ 225,432
Receivables, Net, Current	31,988	95,829	142,478
Prepaid Expense and Other Assets	350,848	892,074	662,481
Security Deposit Liability	253,100	474,111	463,706
Accounts Payable	250,523	1,710,257	486,887
Accrued Liabilities	513,515	3,246,403	277,982
Deferred Rent Credit	23,557	93,922	52,351
Variable Interest Entity, Primary Beneficiary [Member] | Mortgages [Member]
Note 5 - Consolidating Financial Information (Details) [Line Items]
Loans Payable	13,130,802	13,840,889
Variable Interest Entity, Primary Beneficiary [Member]
Note 5 - Consolidating Financial Information (Details) [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	33,811,227	33,730,130
Real Estate Investments, Net	32,790,481	32,739,678
Deferred Rent Receivables, Net	306,616	215,709
Receivables, Net, Current	43,614	0
Prepaid Expense and Other Assets	670,516	774,743
Security Deposit Liability	463,737	474,111
Accounts Payable	183,645	0
Accrued Liabilities	32,378	0
Deferred Rent Credit	107,600	93,922
Long-term Line of Credit	$ 3,000,459	$ 254,740